RESTRICTED CASH, CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
RESTRICTED CASH, CASH AND CASH EQUIVALENTS	RESTRICTED CASH, CASH AND CASH EQUIVALENTS

Amounts in $ ‘000	2022	2021
Restricted cash (non-current)	1,099	812
Restricted cash (current)	213	227
Cash and cash equivalents	207,342	191,924
Total restricted cash, cash and cash equivalents	208,654	192,963
Cash and cash equivalents comprises of cash and short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, except for restricted cash, which amounts to $1.3 million and $1.0 million in 2022 and 2021 respectively. Restricted cash includes the value of banker’s guarantees issued with respect to (potential) commitments towards third parties which is considered to be of a short-term nature. Furthermore, restricted cash includes a deposit for rent which is considered long-term.
As such, although temporarily restricted, the Company can access the current portion of this cash if necessary. For purposes of the cash flow statements all restricted cash is not considered as “cash and cash equivalents”.